Note 8 - Restructuring and Other Non-recurring Costs (Tables)	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of restructuring expenses [text block]
	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Corporate restructuring - professional fees	$189	$179	$1,031
Corporate restructuring - litigation provision	(128)	2,039	1,104
Corporate restructuring - detailed review, sales campaign and termination costs on solar projects	-	-	1,112
Corporate restructuring – workforce reduction	-	-	163
Relocation	-	27	-
Remediation costs	382	-	-
Acquisition related costs	-	632	-
Total restructuring costs	$443	$2,877	$3,410